Trade and other receivables (Tables)	9 Months Ended
May 31, 2024
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Trade receivables	9,863	59,364
Sales taxes receivable	161,715	159,114
R&D tax credit receivable	143,500	143,500
Other receivables	8,163	188,858
	323,241	550,836

Schedule of aging analysis of receivables

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
0 – 30	1,512	13,986
31 – 60	—	—
61 – 90	—	—
91 and over	8,351	45,378
	9,863	59,364